Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2024	2023	2024	2024	2023
Eric A. Rauscher	Independent Manager	$477	$475	10.00%	$48	$48

Joseph Rauscher	Parent of Independent Manager	126	144	10.00%	13	10

Daniel and Joyce Wallach	Member	304	135	9.62%	29	14

Gregory L. Sheldon	Independent Manager	1,035	828	9.50%	98	79

Lamar Sheldon	Parent of Independent Manager	210	274	10.00%	21	27

Kenneth Summers	Independent Manager	235	235	6.83%	16	15

Schultz Family Revocable Living Trust	Trustee is Mother-in-Law of Member	208	183	9.31%	19	16

Barbara Harshman	Member	129	129	9.00%	12	11

Kimberly Bedford	Manager	314	314	9.00%	31	31

Thomas Spatola	EVP of Lending Operations	595	595	9.88%	59	59

Scott and Leah Summers	Son of Independent Manager	250	250	6.0%	15	20

Jeffrey Eppinger	5% Member	2,939	2,367	10.50%	309	249

Paula Eppinger	Parent of 5% Member	150	200	10.00%	15	20